Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA  19103-7018
Telephone  215.564.8000
Fax  215.564.8120
www.stradley.com

Direct Dial - (215) 564-8014
1933 Act Rule 497(j)
1933 Act File No. 033-47287
1940 Act File No. 811-06637

April 27, 2012

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

Re:	The UBS Funds
File Nos. 033-47287 and 811-06637

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 96/97 to the Registration Statement of The UBS Funds, relating to the UBS Multi-Asset Income Fund, which was filed with the Securities and Exchange Commission electronically on April 17, 2012.

Please direct questions or comments relating to this certification to me at the above telephone number.

Very truly yours,

/s/ Mena Ryley Larmour
Mena Ryley Larmour